MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO HIGHLIGHTS
June 30, 1997

Q: HOW DID THE PORTFOLIO PERFORM FROM JULY 1, 1996, THROUGH JUNE 30, 1997?

A: The portfolio gained 20.45% on a net basis over that period, outpacing its benchmark, the IFC Global Composite Index, by a considerable margin.

Q: WHAT WERE SOME OF THE MOST POSITIVE FACTORS BEHIND THAT PERFORMANCE?

A: We made some very rewarding decisions in terms of both country and stock selection over the past year.

   Our decision in early 1996 to increase the portfolio's weighting in Brazil paid off handsomely throughout the past fiscal year. Market sentiment in Brazil has been bolstered by the country's progress on privatization and the resolution of issues surrounding President Cardoso's ability to stand for re-election in 1998. The portfolio also benefited from several of our stock choices in Brazil. One of our largest holdings there, Telebras (the country's monopoly telephone operator), has had a tremendous performance. There is a great deal of pent-up demand for telecommunications in Brazil, and we believe Telebras will continue to benefit from it.

   The Brazilian market became more volatile in July 1997, due to concerns about the stability of its currency. We think the downturn will be short-lived, however, as the strong economic fundamentals that have been driving Brazil over the past two years are still in place. Brazil's foreign reserves stood at nearly US$60 billion in mid-1997, up from only $36 billion in 1994. The country's foreign reserves also cover one year of imports and are greater than its monetary base. This means that Brazil can "dollarize" its economy, in the same manner as Argentina. Although Brazil's trade balance has deteriorated due to increased imports of capital equipment, its current account deficit, at 4% of GDP, is fairly well contained. Adjusting for one year's current account deficit, Brazil's foreign reserve coverage of its monetary base remains impressive at 80%, suggesting no danger at all to Brazil's currency.

   The portfolio also profited from its overweighting in Russia relative to its benchmark index (and to many of its competitors). This market has grown dramatically over the past year, and it continues to attract strong international capital inflows. Both the political and economic situations there appear to be stabilizing, though of course, considerable risk remains. Despite its rally over the past year, we continue to see phenomenal asset values in the Russian market.

Q: WERE THERE ANY DISAPPOINTMENTS?

A: Although we have gradually reduced the portfolio's exposure to Southeast
   Asian markets over the past year, the portfolio's weighting there, though


Portfolio Management
--------------------------------------------
Josephine S. Jimenez, CFA ..................
                    Senior Portfolio Manager

Bryan S. Sudweeks, Ph.D., CFA ..............
                    Senior Portfolio Manager

Angeline Ee............... Portfolio Manager

Frank Chiang ............. Portfolio Manager

Jesus Duarte ............. Portfolio Manager
--------------------------------------------
Fund Performance
--------------------------------------------
Average annual total returns for the periods
              ended 6/30/97
--------------------------------------------
    MONTGOMERY INSTITUTIONAL SERIES:
        EMERGING MARKETS PORTFOLIO

Since inception (12/17/93)............ 4.90%

1 year............................... 20.45%

3 years.............................. 10.63%

       IFC GLOBAL COMPOSITE INDEX

Since (12/1/93)....................... 7.92%

1 year............................... 11.32%

3 years............................... 6.04%
--------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



                        GROWTH OF A $10,000 INVESTMENT

          Montgomery Institutional Series:
          Emerging Markets Portfolio               IFC Gobal Composite Index*
          --------------------------------         --------------------------
12/20/93           10000
12/93              10154                                     10000
03/94               9010                                      9120
06/94               8742                                      9240
09/94              10416                                     11238
12/94               9215                                      9947
03/95               8172                                      8671
06/95               8924                                      9123
09/95               8752                                      8989
12/95               8558                                      8721
03/96               9105                                      9257
06/96               9830                                      9898
09/96               9583                                      9572
12/96               9675                                      9409
03/97              10567                                     10312
06/97              11838                                     11019

* The IFC Global Composite Index is comprised of more than 1,200 individual stocks from 25 developing countries in Asia, Latin America, Middle East, Africa and Europe.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
-------------------------------------------------------------------------------
Portfolio Highlights
June 30, 1997

   light, continued to work against us. These markets have been grappling with structural problems in their economic and political systems, which led to concerns about the stability of their currencies. That, among other things, has depressed Southeast Asian stock markets, but we believe that the problems will begin to ease in the coming year. That said, we are taking a cautious stance toward these markets for the time being.

Q: WHAT IS YOUR OUTLOOK FOR THE EMERGING MARKETS OVER THE COMING YEAR?

A: In Latin America we believe that Brazil (the region's largest economy) will continue to drive performance. Mexico, the other major Latin American economy, appears to be in good shape, as well. We are encouraged by the results of the recent election, which signal a move towards a more democratic political system.

   We have a mixed outlook for Asian markets, but believe that China/Hong Kong is poised to grow rapidly, with inflation under control. Investors will undoubtedly watch it carefully in the coming year to see whether China lives up to its promise of maintaining "one country, two systems."

   Emerging Europe should benefit from economic recovery in Germany, a major trading partner of many countries in the region. As always, politics will continue to dictate the mood of Middle Eastern stock markets. We see some dynamic opportunities in North Africa (such as the cement industry in Egypt), but remain cautious on South Africa. Its economy suffers from a dangerously low level of foreign reserves, and corporate profits are being hurt by lower gold prices.

   We are continually impressed with the strides that developing economies are making and we expect to see more progress in the future. These countries are restructuring their economies and laying the foundations for future growth.

                              TOP FIVE COUNTRIES
                    (AS A PERCENTAGE OF TOTAL NET ASSETS):
           ---------------------------------------------------------
            Brazil...........................................  21.2%
            Taiwan...........................................   8.8
            Malaysia.........................................   7.4
            Russia...........................................   7.4
            Mexico...........................................   6.7
           ---------------------------------------------------------
                               TOP TEN HOLDINGS
                    (AS A PERCENTAGE OF TOTAL NET ASSETS):
           ---------------------------------------------------------
            Petroleo Brasileiro..............................   2.8%
            Telebras.........................................   2.7
            Alfa S.A. de C.V.................................   2.5
            Tatneft, Sponsored ADS...........................   2.3
            Electrobras, "B".................................   2.1
            Banco Bradesco...................................   1.9
            Irkutskenegro, RDC...............................   1.7
            Telefonos de Mexico S.A., ADR....................   1.7
            Telec Brasileiras-Telebras ON....................   1.7
            Korea Electric Power Corporation, ADR............   1.7
           --------------------------------------------------------

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments
June 30, 1997


COMMON STOCKS--81.2%                                                                  VALUE
   SHARES                                                                            (NOTE 1)
                 ARGENTINA--2.3%
    57,755       Banco Frances del Rio de la Plata, ADR (Banks)                      $  1,877,037
   548,700       Cresud S.A.+ (Real Estate)                                             1,223,791
   160,582       Inversiones y Representaciones (Real Estate)                             698,640
     3,954       Inversiones y Representaciones, GDR (Euro) (Real Estate)                 172,988
   394,100       Siderar S.A. (Steel)                                                   1,620,002
    63,100       Telefonica de Argentina, Sponsored ADR (Telephone/Networks)            2,184,838
                                                                                     ------------
                                                                                        7,777,296
                                                                                     ------------
                 BANGLADESH-- 0.1%
    17,400       Apex Tannery (Apparel and Textiles)                                      262,842
                                                                                     ------------
                 BRAZIL--4.5%
 5,618,000       Cia Saneamento Basico Estado (Water Utilities)                         1,711,675
   520,000       Electrobras (Electric Utilities)                                         290,781
     1,200       Electrobras, GDS***+ (Electric Utilities)                                168,525
   200,000       Souza Cruz S.A. (Tobacco)                                              2,108,588
     3,470       Telebras, ADR (Telephone/Networks)                                       526,573
42,350,000       Telec Brasileiras-Telebras ON (Telephone/Networks)                     5,743,440
 1,293,081       Telec de Ceara S.A.+ (Telecommunications Equipment)                      528,699
   170,996       Telec de Sao Paulo S.A. (Telephone/Regional - Local)                      50,431
   104,100       Uniao de Bancos Brasileriros S.A.- Unibanco GDR+ (Banks)               3,864,713
                                                                                     ------------
                                                                                       14,993,425
                                                                                     ------------
                 CHILE--1.3%
    18,150       Compania de Telefonos de Chile, ADR (Telecommunications/Wireless)        598,950
    76,300       Empresa Nacional Electricidad S.A., ADR (Electric Utilities)           1,721,519
    13,334       Sociedad Quimica y Minera de Chile (Chemicals)                           881,711
    60,000       Supermercados Unimarc S.A.+ (Retail Trade)                             1,125,000
                                                                                     ------------
                                                                                        4,327,180
                                                                                     ------------
                 CHINA/HONG KONG--5.0%
 4,174,000       Beijing Yanhua Petrochemical Company Ltd. (Chemicals)                    905,131
   143,000       Cheung Kong Holdings (Real Estate)                                     1,412,040
   422,000       China Light and Power Company (Electric Utilities)                     2,391,259
   378,000       China Resources Enterprises Ltd. (Holding)                             1,854,065
   230,000       Citic Pacific Ltd. (Holding)                                           1,436,888
    53,200       HSBC Holdings (Banks)                                                  1,599,990
   173,000       Hutchison Whampoa Ltd. (Conglomerates)                                 1,496,134
   337,000       New World Development Company Ltd. (Holding)                           2,009,655
   160,000       Shanghai Industrial Holdings Ltd. (Conglomerates)                        995,444
    96,000       Sun Hung Kai Properties Ltd. (Real Estate)                             1,155,499
   470,000       Union Bank of Hong Kong Ltd. (Banks)                                   1,358,925
                                                                                     ------------
                                                                                       16,615,030
                                                                                     ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997


COMMON STOCKS--(continued)                                                                VALUE
   SHARES                                                                                (NOTE 1)
                 COLOMBIA--0.7%
   246,000       Almacenes Exito S.A.(Retail Trade)                                   $   901,925
   205,100       Bavaria (Food and Beverage)                                            1,471,983
                                                                                     ------------
                                                                                        2,373,908
                 CZECH REPUBLIC--1.7%
    29,300       Komercni Banka, GDR+ (Banks)                                             610,173
    13,000       Komercni Banka, GDR ***+(Banks)                                          270,725
    93,900       Komercni Banka I.F. (Mutual Funds)                                     1,396,003
    84,633       PIF (Mutual Funds)                                                       991,966
   200,000       The Czech Value Fund+ (Mutual Funds)                                   1,276,000
   213,126       Vseobecny I.F. (Mutual Funds)                                            440,569
   137,165       Vynosovy I.F. (Mutual Funds)                                             693,842
                                                                                     ------------
                                                                                        5,679,278
                                                                                     ------------
                 EGYPT--0.8%
    31,900       Al-Ahram Beverages Company, GDR (Food and Beverage)                      653,153
    23,000       Al-Ahram Beverages Company, GDR***+ (Food and Beverage)                  470,925
    37,800       Amreya Cement (Cement)                                                   920,880
    22,700       Tora Cement** (Cement)                                                   574,388
                                                                                     ------------
                                                                                        2,619,346
                                                                                     ------------
                 HUNGARY--0.2%
    70,500       Zalakeramia Rt., GDR*** (Building Materials).                            551,663
                                                                                     ------------
                 INDIA--6.0%
   103,550       Bajaj Auto, Ltd.** (Auto/Auto Parts)                                   2,663,954
   200,000       Bharat Petroleum Corporation Ltd. (Oil)                                2,513,966
   225,250       Carrier Aircon, Ltd. (Home Appliance)                                  1,541,515
    49,800       Castrol (India) Ltd.** (Chemicals)                                       724,047
       600       HDFC Bank, Ltd.**(Banks)                                                   1,035
     3,000       Hindustan Lever Ltd.** (Retail Trade)                                    120,628
   125,000       Hindustan Petroleum Corporation Ltd.** (Oil)                           1,585,195
    14,575       Housing Development and Finance Corporation** (Banks)                  1,662,181
    41,206       Indian Hotels Company, Ltd.+(Lodging)                                    750,456
    13,600       Indian Hotels, GDS*** (Lodging)                                          323,000
    23,100       Indian Hotels, GDS (Euro) (Lodging)                                      548,625
       406       Industrial Credit and Investment Corporation** (Banks)                       887
     2,320       Madras Cement Ltd.** (Cement)                                            523,296
   580,500       Mahanagar Telephone Nigam, Ltd.** (Telephone/Regional -Local)          4,925,332
    35,000       Oil and Natural Gas Corporation Ltd.**+ (Oil).                           362,954
     1,150       State Bank of India**+ (Banks)                                            10,930
     1,030       Tata Engineering & Locomotive Company, Ltd.** (Auto/Auto Parts)           13,004
     8,200       Videsh Sanchar Nigam Ltd.** (Telephone/Long Distance)                    265,698
    68,200       Videsh Sanchar Nigam Ltd., GDR***+ (Telephone/Long Distance)           1,420,265
                                                                                     ------------
                                                                                       19,956,968
                                                                                     ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997

COMMON STOCKS--(continued)                                                              VALUE
        SHARES                                                                         (NOTE 1)
                INDONESIA--3.2%
   694,000      Bimantara (F) (Conglomerates)                                        $  1,212,788
   356,000      Hanjaya Mandala Sampoerna (F) (Tobacco)                                 1,357,689
       480      Indorama (F) (Apparel and Textiles)                                           434
   987,000      Lippo Bank (F) (Banks)                                                  1,014,597
 1,130,000      Lippo Securities** (Diversified Financial Services)                       801,501
   145,500      London Sumatra Indonesia (Agricultural Commodities)                       460,670
 1,080,000      Matahari Putra Prima (F) (Retail Trade)                                 2,175,987
 2,260,000      Mulia Industrindo (F)** (Glass)                                         1,184,827
   281,500      Putra Surya Multidana (F)**+ (Diversified Financial Services)             448,525
   499,500      Semen Gresik (F)** (Building Materials)                                 1,119,356
    33,700      Telekomunikas Indonesia, ADR (Telephone/Regional - Local)               1,095,250
                                                                                     ------------
                                                                                       10,871,624
                                                                                     ------------

                ISRAEL--1.1%
   436,500      Supersol Ltd. (Retail Trade)                                            1,400,540
    30,800      Teva Pharmaceuticals (Pharmacy/Drugs)                                   1,991,823
     3,500      Teva Pharmaceuticals, ADR (Pharmacy/Drugs)                                226,844
                                                                                     ------------
                                                                                        3,619,207
                                                                                     ------------

                KOREA--6.5%
   160,000      Daewoo Corporation (Conglomerates)                                      1,300,901
    72,000      Dongwon Securities (Securities Brokerage)                                 948,649
    80,887      Hanwha Chemical Corporation+ (Chemicals)                                  637,623
    72,000      Hyundai Engineering and Construction Company (Heavy Construction)       1,848,649
    40,000      Hyundai Merchant Marine+ (Shipping)                                       752,252
       269      Kookmin Bank (Banks)                                                        5,030
   185,200      Korea Electric Power Corporation, ADR (Electric Utilities)              5,526,802
    33,000      LG Semiconductor Company+ (Semiconductor)                               1,285,811
    31,840      Pohang Iron & Steel Company, Ltd. (Steel)                               3,304,803
    14,540      Samsung Electronics, Ltd. (F) (Electronics)                             1,631,454
        18      Samsung Electronics Ltd., GDR***+ (Electronics)                             1,046
     1,134      Samsung Electronics, Ltd., New, GDR*** (Electronics)                       65,914
   128,276      Shinhan Bank (Banks)                                                    1,877,727
    99,998      Yukong, Ltd. (Oil)                                                      2,421,123
                                                                                     ------------
                                                                                       21,607,784
                                                                                     ------------

                MALAYSIA--7.4%
   791,000      Arab Malaysian Corporation (Diversified Financial Services)             2,945,879
   336,000      Guinness Anchor Berhad (Food and Beverage).                               745,483
   457,000      Hong Leong Bank Berhad (Banks)                                          1,149,742
 1,066,000      IJM Corporation Berhad (Heavy Construction)                             2,238,431
 3,715,000      IOI Corporation Oxygen, Inc. (Agricultural Commodities)                 4,238,986
   524,000      Leader Universal Holdings Berhad (Telecommunications Equipment)           942,536
   151,000      Malakoff Berhad (Electric Utilities)                                      658,082
   399,000      New Straits Times (Newspapers/Publishing)                               2,339,620

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997

COMMON STOCKS--(continued)                                                              VALUE
        SHARES                                                                         (NOTE 1)
                MALAYSIA--(continued)
   192,000      Oriental Holdings Berhad (Auto/Auto Parts)                           $  1,445,325
   138,000      Powertek Berhad+ (Electric Utilities)                                     211,046
   100,000      Public Bank Berhad (Banks)                                                142,631
 1,135,000      Public Bank Berhad (F) (Banks)                                          1,771,751
 1,200,000      Tan Chong Motor Holdings Berhad (Auto/Auto Parts)                       2,263,074
   243,000      Tanjong PLC (Leisure Time)                                                837,599
    72,500      Telekom Malaysia Berhad (Telecommunications/Other)                        338,946
   343,000      United Engineers Berhad (Heavy Construction)                            2,473,296
                                                                                     ------------
                                                                                       24,742,427
                                                                                     ------------
                MEXICO--6.7%
   203,000      Acer Computer Latino America S.A. de C.V.+
                (Computers and Office Equipment)                                          704,976
 1,205,686      Alfa S.A. de C.V. (Conglomerates)                                       8,207,312
   650,000      Cifra S.A. de C.V., ADR (Retail Trade)                                  1,173,250
   131,000      Empresas La Moderna S.A. de C.V., Class A+ (Tobacco)                      696,414
    92,100      Grupo Radio Central S.A. de C.V., ADR (Broadcasting/Advertising)        1,082,175
   257,306      Industrias Penoles CPO (Metals and Mining)                              1,227,040
   300,000      Kimberly Clark de Mexico, Class A (Pulp and Paper)                      1,200,377
   300,000      San Luis Corporacion S.A. de C.V. (Metals and Mining)                   2,219,566
   121,000      Telefonos de Mexico S.A., ADR (Telephone/Long Distance)                 5,777,750
                                                                                     ------------
                                                                                       22,288,860
                                                                                     ------------

                MOROCCO--0.2%
     9,371      Banque Marocaine du Commerce Exterieur (Banks)                            589,232
         2      Banque Marocaine du Commerce Exterieur, GDR*** (Banks)                         39
                                                                                     ------------
                                                                                          589,271
                                                                                     ------------

                PAKISTAN--0.3%
     2,287      Adamjee Insurance Company** (Insurance)                                     5,149
   459,900      Fauji Fertilizer Company Ltd. (Agricultural Commodities)                  904,565
     6,255      Nishat Textile Mills (Apparel and Textiles)                                 3,095
       761      Pakistan International Airways (Airlines)                                     144
    22,304      Pakistan State Oil** (Oil)                                                179,891
                                                                                     ------------
                                                                                        1,092,844
                                                                                     ------------
                PERU--1.0%
    38,698      Credicorp, Ltd. (Banks)                                                   851,356
   419,685      Ferreyros Enrique S.A. (Holding)                                          482,578
    15,000      Ferreyros Enrique S.A. ADS*** (Metals and Mining )                        361,875
   207,182      Telefonica del Peru S.A., Class B (Telephone/Networks)                    544,414
    41,700      Telefonica del Peru S.A., Series B, ADR (Telephone/Networks)            1,092,019
                                                                                     ------------
                                                                                        3,332,242
                                                                                     ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997


COMMON STOCKS--(continued)                                                              VALUE
        SHARES                                                                         (NOTE 1)

                 PHILIPPINES--2.7%
  5,776,000      Belle Corporation+ (Real Estate)                                     $  1,686,199
  4,158,000      DMCI Holdings+ (Heavy Construction)                                     1,371,497
  1,624,000      International Container Terminal Services, Inc.+ (Shipping)               831,210
    250,000      La Tondena Distillers Inc. (Food and Beverage)                            601,873
369,730,911      Manila Mining, Class B+ (Metals and Mining)                               182,230
  1,789,350      Metro Pacific Inc., Class B (Conglomerates)                               386,688
  1,209,000      Music Semiconductors Corporation+ (Semiconductor)                         630,260
  2,108,000      PCI Leasing and Finance, Inc.+ (Diversified Financial Services)           399,606
  6,156,000      Petron Corporation (Oil)                                                1,563,740
      4,133      Philippine Long Distance Telephone, ADR (Telephone/Long Distance)         265,545
      4,260      Philippine Long Distance Telephone, GDR (Telephone/Long Distance)         247,080
  2,045,000      Republic Glass (Glass)                                                    186,078
  3,813,000      Uniwide Holdings, Inc.+ (Retail Trade)                                    751,729
                                                                                      ------------
                                                                                         9,103,735
                                                                                      ------------

                 PORTUGAL--2.6%
      9,380      Capital Portugal Fund+ (Mutual Funds)                                   1,422,003
    104,000      Cimpor-Cimentos de Portugal (Building Materials)                        2,424,047
     27,000      Electricidad de Portugal+ (Electric Utilities)                            495,540
    106,880      Sonae Investimentos (Retail Trade)                                      4,469,174
                                                                                      ------------
                                                                                         8,810,764
                                                                                      ------------

                 ROMANIA--0.1%
     34,653      Romania Growth Fund PLC+ (Mutual Funds)                                   346,530
                                                                                      ------------
                 RUSSIA--7.4%
      9,152      Global Telesystems Group, Inc.**+ (Telephone/Networks)                    171,310
         86      Irkutskenegro, RDC***+ (Electric Utilities)                             5,839,400
     18,200      LukOil Company, ADR (Oil)                                               1,416,188
         25      LukOil Company, RDC*** (Oil)                                            2,438,750
        156      Russian Telecom Basket GEC 144A*** (Telephone/Regional -Local)          2,075,188
     74,400      Surgutneftegaz, ADR (Oil)                                               3,985,050
     10,100      Tatneft, ADR+ (Oil)                                                     1,083,225
     71,200      Tatneft, Sponsored ADR+ (Oil)                                           7,636,200
                                                                                      ------------
                                                                                        24,645,311
                                                                                      ------------

                 SINGAPORE--0.7%
     88,000      Advanced Systems Automation Ltd.+ (Electronics).                          166,189
    220,000      Keppel Corporation, ORD (Heavy Construction)                              744,772
    285,000      Sunright Ltd.+ (Electronics)                                              518,290
    650,000      Thakral Corporation Ltd. (Home Appliance)                                 663,000
    150,000      Wong's Circuits Holdings Ltd.+ (Semiconductor)                            252,000
                                                                                      ------------
                                                                                         2,344,251
                                                                                      ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997

COMMON STOCKS--(continued)                                                            VALUE
        SHARES                                                                       (NOTE 1)
                 SLOVENIA--0.0%#
     10,000      BTC, GDR 144A***+ (Electric Utilities)                             $      98,000
                                                                                      ------------
                 SOUTH AFRICA--3.8%
     67,000      Anglovaal, Ltd. (Conglomerates)                                        1,786,864
     81,830      Barlow, Ltd. (Building Materials)                                        890,084
  1,700,000      Highstone Property Fund (Real Estate)                                    487,106
    196,000      JCI Ltd. (Diversified Financial Services).                             1,507,692
  1,242,578      Lonrho (Conglomerates)                                                 2,662,080
      9,000      Pepsi International Bottlers**##+ (Food and Beverage)                    783,000
    336,711      Sasol, Ltd. (Oil)                                                      4,415,760
                                                                                      ------------
                                                                                       12,532,586
                                                                                      ------------

                 SRI LANKA--0.0%#
     38,900      Aitken Spence and Company (Conglomerates)                                123,038
     21,600      Development Finance Corporation of Ceylon+ (Banks)                       105,249
                                                                                      ------------
                                                                                          228,287
                                                                                      ------------

                 TAIWAN--8.8%
    524,400      ASE+ (Semiconductor)                                                   1,990,079
  1,000,000      China Development Corporation+ (Diversified Financial Services)        5,161,870
  1,444,250      China Steel Corporation (Steel)                                        1,527,372
    650,000      Compal Electronics+ (Computers and Office Equipment)                   2,571,942
    492,000      Delta Electronic Industrial (Electrical Equipment)                     3,044,029
  1,060,000      Formosa Chemicals and Fiber Corporation (Apparel and Textiles)         1,540,432
    960,000      Hung Sheng Construction Ltd. (Real Estate)                             1,640,288
  2,070,001      Pacific Construction+ (Heavy Construction)                             2,211,476
    600,000      Primax Electronics Ltd. (Computers and Office Equipment)               1,780,576
    655,740      Taiwan Semiconductor Company+ (Semiconductor)                          2,913,090
    560,000      United World Chinese Commercial Bank (Banks)                           1,339,568
    382,200      Yageo Corporation+ (Electronics)                                       1,608,540
     74,461      Yageo Corporation, GDR (Electronics)                                   1,303,068
     41,665      Yageo Corporation, GDR***+ (Electronics)                                 729,137
                                                                                      ------------
                                                                                       29,361,467
                                                                                      ------------

                 THAILAND--2.1%
     53,800      Bangkok Bank Public Company Entitlement Certificates (Banks)             278,684
    174,100      Central Pattana Public Company, Ltd. (F) (Real Estate)                   251,711
    104,900      CH Karnchang Public Company (F) (Heavy Construction)                     286,474
    742,200      Electricity Generation Power Company (F) (Electric Utilities)          1,892,759
    112,400      Pizza Public Company Ltd. (Food and Beverage)                            600,369
    154,200      PTT Exploration and Production Public Company, Ltd. (F) (Oil)          2,328,482
     62,900      Regional Container Lines (F) (Shipping)                                  389,020
     19,600      Siam Cement Public Company, Ltd. (F) (Building Materials)                352,642
     37,800      Siam Cement Public Company, Ltd., Local, Series 2 (Building Materials)   585,900
                                                                                      ------------
                                                                                        6,966,041
                                                                                      ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997

COMMON STOCKS--(continued)                                                           VALUE
    SHARES                                                                          (NOTE 1)
                 TURKEY--2.3%
  5,203,000      Akcansa Cimento A.S. (Cement)                                     $      718,138
  2,075,863      Efes Sinai Yatrium ve Ticaret**## (Food and Beverage)                    148,696
    110,700      Erciyas Biracilik ve Malt, ADR (Food and Beverage)                       207,563
  4,463,499      Koc Holdings (Holding)                                                 1,051,826
  1,988,000      Migros Turk T.A.S. (Retail Trade)                                      1,405,420
    500,000      Otosan Otomobil Sanayii A.S. (Auto/Auto Parts)                           265,948
  3,163,957      Tat Konserve (Food and Beverage)                                         234,328
 21,520,000      Turk Sise ve Cam+ (Glass)                                              1,361,979
 42,626,500      Yapi ve Kredi Bankasi A.S. (Banks)                                       975,796
 56,693,245      Yapi ve Kredi Bankasi A.S. Non-Tradeable Certificates (Banks)          1,297,809
                                                                                      ------------
                                                                                        7,667,503
                                                                                      ------------
                 UKRAINE--0.1%
    232,000      Ukraine Enterprise Corporation+ (Mutual Funds)                           411,601
                                                                                      ------------
                 VENEZUELA--1.6%
     68,900      Compania Anonima Nacional Telefonos de Venezuela, ADR
                   (Telephone/Networks)                                                 2,971,312
  1,460,507      Electricidad de Caracas (Electric Utilities)                           2,339,997
                                                                                      ------------
                                                                                        5,311,309
                                                                                      ------------

                 VIETNAM--0.0%#
     10,800      Southeast Asia Frontier Fund (Mutual Funds)                               29,700
      7,000      The Vietnam Frontier Fund+ (Mutual Funds)                                 59,500
                                                                                      ------------
                                                                                           89,200
                                                                                      ------------

                 TOTAL COMMON STOCKS (COST $231,694,174)                              271,217,780
                                                                                      ------------

PREFERRED STOCKS--16.8%

                 BRAZIL--16.7%
623,599,110      Banco Bradesco (Banks)                                                 6,284,938
 82,200,000      Cia Energetica de Minas Gerais (Electric Utilities)                    4,237,704
167,702,000      Cia Paranaense de Energi (Electric Utilities)                          3,115,545
  2,500,000      Copene-Petroquimica do Nordests S.A. (Chemicals)                         926,571
 12,012,000      Electrobras, "B" (Electric Utilities)                                  7,163,350
  2,300,000      Itausa Investimentos Itau (Holding)                                    2,115,090
      9,400      Kepler Weber S.A. + (Machinery and Tool.s)                                48,460
 18,300,000      Lojas Americanas+ (Retail Trade)                                         248,182
 21,340,000      Lojas Renner S.A. (Retail Trade)                                       1,094,206
  1,160,000      Metalurgica E Shultz S.A. (Steel)                                         17,456
 90,307,000      Odebrecht S.A. (Heavy Construction)                                      767,553
 33,260,286      Petroleo Brasileiro (Oil)                                              9,237,990
 59,533,872      Telebras (Telephone/Networks)                                          9,033,623
 10,731,474      Telec de Minas Gerais S.A. (Telephone/Regional - Local)                1,898,979
  4,171,326      Telec de Sao Paulo S.A. (Telephone/Regi.onal - Local)                  1,361,963
 11,145,221      Telec do Rio Janeiro S.A. (Telephone/Networks)                         1,718,552

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997

PREFERRED STOCKS--(continued)                                                          VALUE
      SHARES                                                                          (NOTE 1)
                BRAZIL--(continued)
 43,442,000     Uniao de Bancos Brasileiros (Banks)                                  $  1,593,539
    142,300     Usiminas (Steel)                                                        1,584,856
     64,956     Vale do Rio Doce (Metals and Mining)                                    1,436,628
    142,956     Vale do Rio Doce, "B"## (Metals and Mining)                                     0
  2,628,000     Weg S.A. (Furniture)                                                    1,806,437
                                                                                      ------------
                                                                                       55,691,622
                                                                                      ------------

                KOREA--0.0%#
      4,734     Samsung Electronics, Ltd. (F) (Electronics)                               226,811
                                                                                      ------------
                PHILIPPINES--0.1%
      8,800     Philippine Long Distance Telephone, Convertible Preferred
                5.750% 12/31/49 (Telephone/Long Distance)                                 322,872
                                                                                      ------------

                TOTAL PREFERRED STOCKS (COST $31,440,001)                              56,241,305
                                                                                      ------------

CONVERTIBLE BONDS--0.5%
PRINCIPAL AMOUNT

                MALAYSIA--0.0%#
  $ 112,765     AMLN Loan Stock, 7.500% due 12/31/02 (Diversified Financial Services)      36,635
                                                                                      ------------

                SOUTH AFRICA--0.3%
    840,000     Barlow, Ltd., 7.000% due 09/20/04 (Building Materials)                  1,066,800
                                                                                      ------------

                THAILAND--0.2%
    740,000     Central Pattana Public Company, Ltd., 2.750% due 04/10/01
                *** (Real Estate)                                                         678,950
                                                                                      ------------

                TOTAL CONVERTIBLE BONDS (COST $1,728,915)                               1,782,385
                                                                                      ------------

RIGHTS--0.0%#
      SHARES

                KOREA--0.0%#
        241     Samsung Electronics Ltd., Expires 01/01/98+ (Electronics)                  26,230
                                                                                      ------------

                Malaysia--0.0%#
     61,375     Hong Leong Bank Berhad, Expires 07/21/97+ (Banks)                           9,727
                                                                                      ------------

                TOTAL RIGHTS (COST $12,620)                                                35,957
                                                                                      ------------

WARRANTS--0.0%#
(COST $44,214)


                CZECH REPUBLIC--0.0%#
     21,000     The Czech Value Fund, Expires 09/13/98+ (Mutual Funds)                      7,980
                                                                                      ------------

                TOTAL SECURITIES (COST $264,919,924)                                  329,285,407
                                                                                      ------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
June 30, 1997

REPURCHASE AGREEMENTS--1.7%                                         VALUE
PRINCIPAL AMOUNT                                                   (NOTE 1)
  $2,812,000    Agreement with Bear Stearns, Tri-Party, 6.200%
                dated 06/30/97, to be repurchased at $2,812,484,
                on 07/01/97, collateralized by $2,868,240 market
                value of U.S. Government securities, having
                various maturities and various interest rates    $   2,812,000

   2,812,000    Agreement with HSBC Securities Inc., Tri-Party,
                6.200% dated 06/30/97, to be repurchased at
                $2,812,484, on 07/01/97, collateralized by
                $2,868,245 market value of U.S. Government
                securities, having various maturities and
                various interest rates                               2,812,000
                                                                 -------------
                TOTAL REPURCHASE AGREEMENTS (COST $5,624,000)        5,624,000
                                                                 -------------
TOTAL INVESTMENTS (COST $270,543,924*)        100.2%               334,909,407
OTHER ASSETS AND LIABILITIES (NET)             (0.2)                  (728,710)
                                             -------             -------------
NET ASSETS                                    100.0%             $ 334,180,697
                                             =======             =============

-------------------
*   Aggregate cost for Federal tax purposes was $272,528,689.
**  Illiquid Security or Special Situation Security (see Note 5 to
    Financial Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#   Amount represents less than 0.1%.
## Security valued as determined in good faith by or under the direction of the Board of Trustees.
+   Non-income-producing security.

ABBREVIATIONS:
ADR     American Depositary Receipt
ADS     American Depositary Share
(F)     Foreign or Alien Shares
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ORD     Ordinary
RDC     Russian Depository Certificate

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Assets and Liabilities
June 30, 1997

ASSETS:
Investments, at value (Identified cost $270,543,924) (Note 1)............                   $  334,909,407
Cash.....................................................................                           23,780
Foreign currency (Cost $3,076,088).......................................                        2,987,282
Receivable for forward foreign currency exchange contracts
   to sell (Note 3)......................................................                        1,600,385
Forward foreign currency exchange contracts to buy, at value
   (Contract cost $800,879) (Note 3).....................................                          797,673
Receivables:
   Investment securities sold............................................                        3,156,207
   Dividends.............................................................                        1,294,500
   Interest..............................................................                           51,989
Other Assets:
   Organization costs (Note 1)...........................................                           11,731
                                                                                          ----------------
        Total Assets.....................................................                      344,832,954

LIABILITIES:
Forward foreign currency exchange contracts to sell, at value
   (Contract cost $1,600,385) (Note 3)...................................  $  1,600,938
Payable for forward foreign currency exchange contracts to buy (Note 3)..       800,879
Payables:
   Investment securities purchased.......................................     8,008,384
   Custodian fees........................................................       102,051
   Management fee (Note 2)...............................................        69,332
   Legal and audit fees..................................................        42,350
   Interest expense on equity swap agreements (Note 1)...................         5,043
   Administration fee (Note 2)...........................................         3,714
   Transfer agency and servicing fees....................................         2,256
   Trustees' fees and expenses (Note 2)..................................         1,500
   Accrued liabilities and expenses......................................        15,810
                                                                           ------------
   Total Liabilities.....................................................                       10,652,257
                                                                                          ----------------
NET ASSETS...............................................................                    $ 334,180,697
                                                                                          ================
NET ASSETS consist of:
Undistributed net investment income......................................                    $   1,620,507
Accumulated net realized gain on securities sold, forward foreign
   currency exchange contracts and foreign currency transactions.........                          756,771
Net unrealized appreciation of investments, forward foreign currency
   exchange contracts, foreign currency transactions and net other assets                       64,279,844
Shares of beneficial interest............................................                           57,107
Additional paid-in capital...............................................                      267,466,468
                                                                                          ----------------
NET ASSETS...............................................................                   $  334,180,697
                                                                                          ================
Net Asset Value, per share outstanding*..................................                   $        58.52
                                                                                          ================
Maximum offering price per share (Note 4) ($58.52 / .9925) (based on maximum investment expense reimbursement fee of 0.75% of the
   offering price).......................................................                   $        58.96
                                                                                          ================
Number of Fund shares outstanding........................................                        5,710,734
                                                                                          ================

--------------------------------
* Redemption price per share is equal to Net Asset Value less any applicable investment expense reimbursement fee (Note 4).

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Operations
For the Year Ended June 30, 1997

NET INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $320,914)..............................                            $   5,470,648
Interest..............................................................................                                  573,606
                                                                                                                  -------------
Total Income..........................................................................                                6,044,254

EXPENSES:
Management fee (Note 2)............................................................... $   3,614,992
Custodian fees........................................................................       609,434
Administration fee (Note 2)...........................................................       128,078
Legal and audit fees..................................................................        61,941
Interest expense on equity swap agreements (Note 1)...................................        15,296
Transfer agency and servicing fees....................................................         9,765
Trustees' fees and expenses (Note 2)..................................................         8,201
Amortization of organization costs (Note 1)...........................................         4,403
Other ................................................................................       130,903
                                                                                       -------------
Total Expenses........................................................................                                4,583,013
Fees deferred by Manager and/or Administrator (Note 2)................................                                 (995,074)
                                                                                                                  -------------
NET EXPENSES..........................................................................                                3,587,939
                                                                                                                  -------------
NET INVESTMENT INCOME.................................................................                            $   2,456,315
                                                                                                                  -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
    Securities transactions (Net of capital gains tax expense of $18).................                               15,558,378
    Forward foreign currency exchange contracts (Net of CPMF tax
       expense of $38,356)............................................................                                 (539,283)
    Foreign currency transactions.....................................................                                  (92,776)
                                                                                                                  -------------
Net realized gain on investments during the year......................................                               14,926,319
                                                                                                                  -------------
Net change in unrealized appreciation/(depreciation) of:
    Securities........................................................................                               39,531,834
    Forward foreign currency exchange contracts.......................................                                    4,814
    Foreign currency and net other assets.............................................                                  (57,571)
                                                                                                                  -------------
Net unrealized appreciation of investments during the year............................                               39,479,077
                                                                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................................                               54,405,396
                                                                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................                            $  56,861,711
                                                                                                                  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Institutional Series: Emerging Markets Portfolio
Statements of Changes in Net Assets

                                                                                                YEAR ENDED             YEAR ENDED
                                                                                                 06/30/97               06/30/96
                                                                                                ----------             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income...........................................................           $       2,456,315      $       2,593,039
Net realized gain on securities transactions, forward foreign currency
    exchange contracts and foreign currency transactions during the year........                  14,926,319                524,339
Net unrealized appreciation of securities, forward foreign currency exchange
    contracts, foreign currency and net other assets during the year............                  39,479,077             23,202,979
                                                                                          ------------------      -----------------
Net increase in net assets resulting from operations............................                  56,861,711             26,320,357
Distributions to shareholders from net investment income........................                  (2,730,875)              (169,409)

Net increase from beneficial interest transactions (Note 4).....................                   9,171,901             58,061,496
                                                                                          ------------------      -----------------
Net increase in net assets......................................................                  63,302,737             84,212,444

NET ASSETS:
Beginning of year...............................................................                 270,877,960            186,665,516
                                                                                          ------------------      -----------------
End of year (including undistributed net investment income
    of $1,620,507 and $1,194,794, respectively).............................              $      334,180,697      $     270,877,960
                                                                                          ==================      =================

Financial Highlights
Selected Per Share Data for the Year or Period Ended:

                                                                06/30/97       06/30/96        06/30/95++      06/30/94*
Net asset value - beginning of year                            $       49.09   $       44.61   $       43.71   $       50.00
                                                               -------------   -------------   -------------   -------------
Net investment income                                                   0.43            0.50            0.13            0.09
Net realized and unrealized gain/(loss) on investments                  9.46            3.93            0.67           (6.67)
                                                               -------------   -------------   -------------   -------------
Net increase/(decrease) in net assets resulting from
investment operations                                                   9.89            4.43            0.80           (6.58)
                                                               -------------   -------------   -------------   -------------
Effect of redemption expense reimbursement fee                          0.02            0.09            0.11            0.29
Distributions from net investment income                               (0.48)          (0.04)          (0.01)          --
                                                               -------------   -------------   -------------   -------------
Net asset value - end of year                                  $       58.52   $       49.09    $      44.61   $       43.71
                                                               =============   =============    ============   =============
Total return **                                                        20.45%          10.14%           2.09%         (12.58)%
                                                               =============   =============    ============   =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                           $       334,181   $     270,878    $    186,666    $    127,085
Ratio of net investment income to average net assets                    0.86%           1.16%           0.29%           0.47%+
Ratio of net expenses to average net assets                             1.26%           1.29%           1.40%           1.40%+
Portfolio turnover rate                                                   85%             88%            101%             33%
Average commission rate paid (a)                             $        0.0009   $      0.0007              N/A             N/A
Net investment income/(loss) before deferral of fees
        by Manager                                           $          0.26   $        0.33    $      (0.05)   $       0.01
Ratio of expenses before deferral of fees by Manager                    1.61%           1.70%           1.79%           1.81%+

--------------------------------
* The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ Per share numbers have been calculated using the monthly average shares method, which more appropriately represent the per share data for the year since the use of the undistributed method did not accord with results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Montgomery Funds II
Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES:

   The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of June 30, 1997, the Trust had two publicly offered series, the Montgomery Asset Allocation Fund and the Montgomery Institutional Series: Emerging Markets Portfolio.

   The Montgomery Funds II were organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional
   Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public).

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains only to the Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund"). The financial statements for the Montgomery Asset Allocation Fund have been presented under separate cover.

   The following is a summary of significant accounting policies.

   a. PORTFOLIO VALUATION

      The Fund's securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean between the closing bid and asked price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

      Portfolio securities which are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets, except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation. The value of equity swap agreements will be the value of the underlying security. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates fair value.

   b. REPURCHASE AGREEMENTS

      The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government or other debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

   c. FOREIGN CURRENCY

      Foreign currencies, investments and other assets translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates on invest-

The Montgomery Funds II
Notes to Financial Statements
(continued)

      ments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

   d. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

      When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   e. EQUITY SWAPS

      The Fund has entered into equity swap agreements in order to participate in foreign markets not currently accessible to the Fund. Pursuant to these agreements, the Fund pays a swap fee in cash, equal to a fixed percentage based on a notional amount equal to the Fund's acquisition cost for the underlying security. Additionally, the Fund will make semi-annual floating rate payments equal to the six month LIBOR and any capital depreciation on the underlying security to the swap counterparty. The swap counterparty will make semi-annual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. During the terms of the agreements, changes in the underlying value of the swaps are recorded as unrealized gains or losses. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated cash as a reserve for the payment of liabilities under the equity swap agreements.

   f. DIVIDENDS AND DISTRIBUTIONS

      Dividends from net investment income of the Fund are declared and paid annually.

      Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

      Permanent differences incurred during the year ended June 30, 1997, resulting from differences in book and tax accounting have been reclassified at year end to reflect an increase in undistributed net investment income by $700,273 and a decrease in accumulated net capital gain by $700,273.

   g. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

   h. FEDERAL INCOME TAX

      The Fund has elected and qualified and it is the intention of the Fund to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

The Montgomery Funds II
Notes to Financial Statements
(continued)

   i. ORGANIZATION COSTS

      Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

   j. EXPENSES

      Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds in the Trust based upon relative net assets.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

   a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Its general partner is Montgomery Asset Management, Inc. and its sole limited partner is an affiliate of Montgomery Securities, the Funds' distributor. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

      Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an effective annual rate of 0.98% of average daily net assets before any deferral of fees for the year ending June 30,1997. (the effective rate including the effect of current period fee deferral was 0.95% for the year ending June 30, 1997.) The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below the lesser of 1.25% of average daily net assets or the maximum allowed by applicable state expense limitations. Any reductions made for the Fund by the Manager in its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the year ending June 30, 1997, the Manager recouped fees of $828,433, which were deferred during prior fiscal year. These amounts have been included with current year management fees in the Statement of Operations and are part of the effective rate above.

      For the year ended June 30, 1997, the Manager has deferred fees of $906,841.

      As of June 30, 1997, the deferred management fee subject to recoupment is $906,841.

   b. Montgomery Asset Management, L.P., serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the year ended June 30, 1997, the Administrator has voluntarily waived fees of $88,233. This waiver is not recoupable by the Administrator.

   c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($5,000 of which was allocated to the Montgomery Funds II).

   d. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees to its distributor. Therefore, Montgomery Securities has received no direct compensation for serving as the Fund's principal underwriter and distributor.

   e. For the year ended June 30, 1997, the Fund's securities transactions generated commissions of $2,250,280, none of which was paid to Montgomery Securities.

3. SECURITIES TRANSACTIONS:

   a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended June 30, 1997, were $251,380,456 and $233,549,447, respectively.

   b. At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $81,076,027 and $18,695,309, respectively.

The Montgomery Funds II
Notes to Financial Statements
(continued)

   c. The schedules of forward foreign currency exchange contracts at June 30,1997 were as follows:

                                                                                      CONTRACT VALUE DATE     VALUE (NOTE 1)
      Forward Foreign Currency Exchange Contracts to Buy:
      4,567,725          Indonesian Rupee                                               07/01/97              $     127,590
      4,836,838          Philippine Peso                                                07/01/97                    183,380
      1,917,388          South African Commercial Rand                                  07/01/97                    422,611
      1,690,480          Philippine Peso                                                07/02/97                     64,092
                                                                                                              -------------
              TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
               (CONTRACT COST $800,879)                                                                        $    797,673
                                                                                                               ------------
      Forward Foreign Currency Exchange Contracts to Sell:
        194,560          Indonesian Rupee                                               07/01/97               $      5,435
      3,251,509          Malaysian Ringgit                                              07/01/97                  1,288,236
         98,851          Singapore Dollar                                               07/01/97                     69,141
      8,905,659          Portuguese Escudo                                              07/02/97                     50,603
        659,518          Hong Kong Dollar                                               07/07/97                     85,126
        146,397          Singapore Dollar                                               07/07/97                    102,397
                                                                                                              -------------
              TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
               (CONTRACT COST $1,600,385)                                                                     $   1,600,938
                                                                                                              -------------

   d. Under an unsecured Revolving Credit Agreement with DeutscheBank (New
      York), the Fund, along with other funds of Montgomery Funds I, Montgomery Funds II and Montgomery Funds III, may for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the year ended June 30, 1997, there were no borrowings under this agreement.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

   The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                    YEAR ENDED JUNE 30, 1997        YEAR ENDED JUNE 30, 1996
                                                    ------------------------        ------------------------
                                                    Shares            Amount        Shares            Amount
                                                    ------------------------        ------------------------
        Shares Sold                                 258,831       $13,097,700        1,525,175    $66,963,824
        Issued as reinvestment of dividends          44,511         2,074,201            3,176        129,186
        Shares redeemed                            (110,640)       (6,000,000)        (194,803)    (9,031,514)
                                                   --------       -----------        ---------    -----------
        NET INCREASE                                192,702       $ 9,171,901        1,333,548    $58,061,496
                                                   --------       -----------        ----------   -----------

   To the extent consistent with certain tax requirements, investment expense reimbursement fees and redemption expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amounts above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders. The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund or the sale of securities to obtain cash.

5. ILLIQUID AND SPECIAL SITUATION SECURITIES:

   The Fund may not invest more than 15% of its net assets in illiquid securities. The following securities have been determined by the Manager to be illiquid because they are restricted or there is an exceptionally low trading volume in the primary trading market for the security at June 30, 1997:

                                    ACQUISITION                  6/30/97         VALUE                   % OF TOTAL
       SECURITY                         DATE         SHARES     MARKET VALUE    PER SHARE       COST      NET ASSETS
   ------------------------------   -----------      ------     ------------    ---------       ----      ----------
    Efes Sinai Yatrium ve Ticaret     07/12/94    2,075,863    $    148,696    $ 0.07         $123,129       0.05%
    Global Telesystems Group, Inc.    06/17/94        9,152         171,310     18.72           98,177       0.05
    Pepsi International Bottlers      12/27/95        9,000         783,000     87.00          900,000       0.23
                                                               ------------                                  ----
                                                               $  1,103,006                                  0.33%
                                                               ============                                  ====

   In addition, certain of the foreign currency at June 30, 1997, may be illiquid because conversion to U.S. dollars could take more than seven days.

The Montgomery Funds II
Notes to Financial Statements
(continued)

   The securities shown in the table below were held by the Fund on June 30, 1997 and are generally unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of each of these securities were deemed restricted or illiquid in the hands of the Fund at June 30, 1997. The Fund bears the cost of re-registering these securities.

                                    ACQUISITION                  6/30/97         VALUE                   % OF TOTAL
       SECURITY                         DATE         SHARES     MARKET VALUE    PER SHARE       COST      NET ASSETS
   ------------------------------   -----------      ------     ------------    ---------       ----      ----------

   Adamjee Insurance Company          07/26/95        2,238    $      5,036  $    2.25     $    6,043       0.00%#
   Bajaj Auto, Ltd.                   06/12/97       29,100         748,743      25.73        698,279       0.22
   Castrol (India) Ltd.               06/17/97       49,800         724,047      14.54        719,663       0.22
   HDFC Bank, Ltd.                    07/16/96          600           1,035       1.73            648       0.00#
   Hindustan Lever Ltd.               06/02/97        3,000         120,628      40.21         97,060       0.04
   Hindustan Petroleum
    Corporation Ltd.                  06/11/97      125,000       1,585,195      12.68      1,588,440       0.47
   Housing Development and Finance
    Corporation                       02/05/96           34           3,877     114.04          2,416       0.00#
   Industrial Credit and Investment
    Corporation                       05/08/96          246             536       2.18            758       0.00#
   Lippo Securities                   06/24/97      560,000         397,600       0.71        410,883       0.12
   Madras Cement Ltd.                 06/11/97        1,520         342,851     225.56        299,685       0.10
   Mahanagar Telephone Nigam, Ltd.    06/10/97       76,900         652,112       8.48        610,037       0.20
   Mulia Industrindo (F)              05/23/97      195,500         101,660       0.52         99,215       0.03
   Oil and Natural Gas
    Corporation Ltd.                  05/28/97       35,000         362,954      10.37        248,620       0.11
   Pakistan State Oil                 09/14/95        4,902          39,559       8.07         35,638       0.01
   Putrya Surya Multidana (F)         06/05/97      281,500         448,525       1.59        341,548       0.14
   Semen Gresik (F)                   06/12/97       45,000          99,450       2.24        103,416       0.03
   State Bank of India                03/26/96          850           8,075       9.50          5,712       0.00#
   Tata Engineering & Locomotive
    Company, Ltd.                     05/06/96          460           5,810      12.63          6,403       0.00#
   Tora Cement                        07/10/96          500          12,650      25.30          6,985       0.00#
   Videsh Sanchar Nigam Ltd.          06/20/97        8,200         265,680      32.40        231,308       0.08
                                                               ------------                                 ----
                                                               $  5,926,023                                 1.77%
                                                               ============                                 ====

   ---------------------
   # Amount represents less than 0.01%.

6. FOREIGN SECURITIES

   The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

7. EQUITY SWAP AGREEMENTS

   The Fund has entered into equity swap agreements with Robert Flemings & Co. Limited, London ("Flemings"), with respect to the holdings of foreign equity securities. Pursuant to these agreements, the Fund pays Flemings a swap fee in cash, equal to a fixed percentage based on a notional amount equal to the Fund's acquisition cost for the underlying security. Additionally, the Fund will make semi-annual floating rate payments to Flemings equal to the six-month LIBOR and any capital depreciation on the underlying security. Flemings will make semi-annual payments to the Fund equal to any capital appreciation and any dividends received on the underlying security. There were no equity swap agreements open at June 30, 1997.

The Montgomery Funds II
Notes to Financial Statements
(continued)

8. SUBSEQUENT EVENT

   On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets composing the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

THE MONTGOMERY FUNDS II
Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF THE MONTGOMERY FUNDS II AND THE SHAREHOLDERS OF MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Montgomery Institutional Series:
Emerging Markets Portfolio (a portfolio of The Montgomery Funds II) as of June 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1997 and 1996, and financial highlights for each of the periods ended June 30, 1997, 1996, 1995, and 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit including examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Montgomery Institutional Series: Emerging Markets Portfolio as of June 30, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
August 8, 1997
San Francisco, California

Montgomery Funds II
Tax Information (unaudited)
Fiscal Year Ended June 30, 1997

For the fiscal year ended June 30, 1997, foreign income and foreign taxes paid relating to foreign sources and possessions in the United States, on a per share basis were as follows:

                                            FOREIGN INCOME    FOREIGN TAXES
Montgomery Institutional Series:
Emerging Markets Portfolios                    $1.1146          $0.0864

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

22